Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
National corporation tax		24.00%		24.00%	24.00%
Inhabitant tax		4.00%		4.00%	4.00%
Deductible enterprise tax		4.00%		4.00%	4.00%
Statutory income tax rate	35.00%	31.50%	21.00%	31.70%	31.70%
Decrease of deferred tax assets and liabilities				¥ 17,465
Decrease in provision for income taxes		¥ 27,376
Net changes in total valuation allowance		(1,520)		(28,811)	¥ 267
Decrease in total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards		(2,648)		(8,303)	(1,639)
Increase in valuation allowance		1,044		2,677	2,859
Decrease in valuation allowance		316		648	644
Net changes in valuation allowance		728		¥ 2,029	¥ 2,215
Net operating loss carryforwards		¥ 135,814